Statements of Changes in Stockholders' Equity (USD $)	Total	Additional Paid-in Capital	Accumulated Deficit during Development Stage	Series B Convertible Preferred Stock	Series A common stock	Series A common stock Common Stock	Series B common stock	Series B common stock Common Stock
Balance, Value at Dec. 31, 2010	$ 2,175,159	$ 41,068,971	$ (38,909,012)	$ 250		$ 10,351		$ 4,599
Balance, Shares at Dec. 31, 2010				250,000		10,351,334		4,598,797
Net income (loss)	(2,252,188)		(2,252,188)		(1,559,190)		(692,998)
Stock-based compensation	1,334,729	1,334,729
Issuance of vested restricted Series B common stock (in shares)								38,550
Issuance of vested restricted Series B common stock		(39)						39
Warrant extension	44,100	44,100
Balance, Value at Dec. 31, 2011	1,301,800	42,447,761	(41,161,200)	250		10,351		4,638
Balance, Shares at Dec. 31, 2011				250,000		10,351,334		4,637,347
Net income (loss)	5,776,283				3,929,028		1,718,444
Balance, Value at Jun. 30, 2012
Balance, Value at Dec. 31, 2011	1,301,800	42,447,761	(41,161,200)	250		10,351
Balance, Shares at Dec. 31, 2011				250,000		10,351,334
Net income (loss)	3,886,905		3,886,905		2,644,156		1,156,634
Stock-based compensation	127,488	127,488
Balance, Value at Dec. 31, 2012	5,316,193	42,575,249	(37,274,295)	250		10,351		4,638
Balance, Shares at Dec. 31, 2012				250,000		10,351,334		4,637,347
Net income (loss)	(2,724,441)				(1,881,499)		(842,942)
Balance, Value at Jun. 30, 2013	$ 3,137,138